Transactions with Related Parties - Balance Sheet (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Assets
Due from related parties	$ 18	$ 147
Liabilities
Due to related parties	401	262
Product Shipping & Trading S.A. (g)
Assets
Due from related parties	18	0
OOCAPE1 Holdings LLC (f)
Assets
Due from related parties	0	147
Liabilities
Due to related parties	48	0
Interchart Shipping Inc. (a)
Liabilities
Due to related parties	228	100
Management and Directors Fees (b)
Liabilities
Due to related parties	49	121
Maiden Voyage LLC (e)
Liabilities
Due to related parties	$ 76	$ 41